EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

16.           EARNINGS (LOSS) PER SHARE

Basic and diluted net earnings (loss) attributable to common shareholders of Kinross for the year ended December 31, 2019 was $718.6 million (year ended December 31, 2018 - $(23.6) million).

Earnings (loss) per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

	Years ended December 31,
(Number of common shares in thousands)	2019	2018
Basic weighted average shares outstanding:	1,252,316	1,249,495
Weighted average shares dilution adjustments:
Stock options	1,679	—
Restricted shares	3,181	—
Restricted performance shares	5,168	—
Diluted weighted average shares outstanding	1,262,344	1,249,495

Weighted average shares dilution adjustments - exclusions:(a)
Stock options (b)	3,870	8,819
Restricted shares	—	2,777
Restricted performance shares	—	4,708
(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2019 and 2018, the average share price used was $3.97 and $3.44, respectively.